LEASE LIABILITY	6 Months Ended
Jun. 30, 2022
Lease Liability
LEASE LIABILITY

14. LEASE LIABILITY

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 10.5%

Total
Balance at December 31, 2020	$158,124
Additions	440,675
Interest expense	26,964
Lease payments	(128,995)
Lease removal	(7,645)
Balance at December 31, 2021	$489,123
Interest expense	21,227
Lease payments	(73,865)
Balance at June 30, 2022	$436,485

Which consists of:
Current lease liability	$110,977
Non-current lease liability	325,508
Balance at June 30, 2022	$436,485

Maturity analysis	Total
Less than one year	$151,300
One to three years	229,202
Four to five years	136,177
Greater than five years	-
Total undiscounted lease liabilities	516,679
Amount representing implicit interest	(80,194)
$436,485